Concentrations of Risks (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Concentrations of Risks [Line Items]
Fund received from customer (in Dollars)	$ 306,532	$ 4,593,634	$ 306,532		$ 306,532		$ 4,593,634	$ 1,845,232
Not covered by insurance (in Dollars)	$ 96,662	$ 2,458,638	$ 96,662		$ 96,662		$ 2,458,638	$ 1,759,715
Customer Concentration Risk [Member]
Concentrations of Risks [Line Items]
Customer accounted
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Customer accounted							two
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage		24.60%			18.20%		24.60%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage		24.60%			16.90%		24.60%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage					16.10%
Credit Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage					10.70%
Supplier Concentration Risk [Member] | Vendors One [Member] | Purchase [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage			63.10%	59.40%	51.70%	56.70%	62.50%
Supplier Concentration Risk [Member] | Vendors One [Member] | Accounts Payable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	57.60%							45.00%
Supplier Concentration Risk [Member] | Vendors Two [Member] | Purchase [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage			15.40%	35.50%	35.10%	38.50%	32.70%
Supplier Concentration Risk [Member] | Vendors Two [Member] | Accounts Payable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage	13.00%							22.90%
Supplier Concentration Risk [Member] | Vendors Three [Member] | Purchase [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage			14.20%
Supplier Concentration Risk [Member] | Vendors Three [Member] | Accounts Payable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage								10.90%
Supplier Concentration Risk [Member] | Vendor [Member] | Purchase [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage								95.00%
Supplier Concentration Risk [Member] | Vendor [Member] | Accounts Payable [Member]
Concentrations of Risks [Line Items]
Company accounted in percentage		91.00%					91.00%
Vendors accounted							one